Combined Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Hotel operating revenue
Room revenue	$ 445,630	$ 389,622	$ 438,388
Food and beverage revenue	57,710	54,806	63,660
Other operating department revenue	13,326	11,333	15,454
Total revenue	516,666	455,761	517,502
Hotel operating expense
Room	96,389	84,131	90,475
Food and beverage	37,798	35,379	41,496
Management fees	18,373	16,510	19,184
Other hotel expenses	159,267	143,379	154,610
Total hotel operating expense	311,827	279,399	305,765
Depreciation	96,940	91,503	80,105
Impairment loss		61,426	21,472
Property tax, ground rent and insurance	32,500	33,191	32,002
General and administrative	19,542	18,208	18,784
Transaction and pursuit costs	14,345	8,665	1,955
Organization costs			145
Total operating expense	475,154	492,392	460,228
Operating income / (loss)	41,512	(36,631)	57,274
Other income	629	955	745
Interest income	3,352	618	1,558
Interest expense	(86,735)	(87,849)	(88,656)
Loss from continuing operations before income taxes	(41,242)	(122,907)	(29,079)
Income tax (expense) / benefit	(945)	(1,801)	945
Loss from continuing operations	(42,187)	(124,708)	(28,134)
Income (loss) from discontinued operations	19,571	(43,290)	(1,187)
Net income (loss)	(22,616)	(167,998)	(29,321)
Net loss attributable to the noncontrolling interest	213
Net income (loss) attributable to the Company	(22,403)	(167,998)	(29,321)
Distributions to preferred unitholders	(62)	(62)	(61)
Net loss available to owners	$ (22,465)	$ (168,060)	$ (29,382)